DECOMISSIONING PROVISION - Detailed Disclosure (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Inflation rate for preset value (percent)	2.30%
Reconciliation of changes in other provisions [abstract]
Balance at December 31	$ 540	$ 426
Reimbursement rights	$ 36	$ 20
Decommissioning provision
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	48 years
Inflation rate for preset value (percent)		2.30%
Reconciliation of changes in other provisions [abstract]
Balance at January 1	$ 432	$ 342
Unwinding of discount rate	25	20
Change in rates	(8)	49
Provisions settled in the period	(8)	(10)
Acquisition (Note 4)	0	52
Disposition	(19)	(17)
Change in cost estimates and other	126	(4)
Total	548	432
Current portion of provision	8	6
Balance at December 31	$ 540	$ 426
Decommissioning provision | Minimum
Disclosure of other provisions [line items]
Risk-free rate for preset value (percent)	4.60%	4.60%
Decommissioning provision | Maximum
Disclosure of other provisions [line items]
Estimated economic lives of assets covered by the decommissioning provision (years)	83 years
Risk-free rate for preset value (percent)	5.60%	5.50%